Leases - Supplemental cash flow information related to operating leases (Details) - 12 months ended Aug. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases
Cash payments for operating leases	¥ 526,985	$ 76,961
Right-of-use assets obtained in exchange for lease obligations:	¥ 314,883	$ 45,986